Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 22, 2014	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000108407
Account Value [Line Items]
Line Graph and Table Measure Name				Catalyst Dynamic Alpha Fund
Account Value		$ 9,425	$ 26,310	$ 9,425	$ 22,298	$ 19,132	$ 20,522	$ 17,014	$ 16,189	$ 15,710	$ 13,394	$ 11,280	$ 11,026
C000108408
Account Value [Line Items]
Line Graph and Table Measure Name				Catalyst Dynamic Alpha Fund
Account Value		$ 10,000	25,902	$ 10,000	22,109	19,116	20,654	17,248	16,540	16,174	13,895	11,787	11,607
C000142551
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Dynamic Alpha Fund
Account Value		$ 10,000	28,594	$ 10,000	24,177	20,690	22,139	18,304	17,379	16,822	14,304	12,018	11,712
C000142728
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Energy Infrastructure Fund
Account Value	$ 9,425		$ 11,668		9,121	7,471	6,726	4,257	6,939	7,273	7,430	6,793	9,574
C000142729
Account Value [Line Items]
Line Graph and Table Measure Name			Catalyst Energy Infrastructure Fund
Account Value	10,000		$ 11,554		9,099	7,511	6,812	4,345	7,126	7,540	7,757	7,151	10,135
C000142730
Account Value [Line Items]
Line Graph and Table Measure Name			Catalyst Energy Infrastructure Fund
Account Value	$ 10,000		$ 12,689		9,897	8,084	7,259	4,583	7,447	7,801	7,935	7,239	10,176
C000102754
Account Value [Line Items]
Line Graph and Table Measure Name				Catalyst Insider Buying Fund
Account Value		9,425	12,904	$ 9,425	9,283	7,002	14,882	11,427	11,915	11,452	9,555	8,207	9,289
C000102755
Account Value [Line Items]
Line Graph and Table Measure Name				Catalyst Insider Buying Fund
Account Value		$ 10,000	12,713	$ 10,000	9,213	7,005	14,992	11,602	12,183	11,802	9,917	8,587	9,788
C000142548
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst Insider Buying Fund
Account Value		$ 10,000	14,061	$ 10,000	10,088	7,592	16,091	12,327	12,813	12,288	10,226	8,761	9,884
C000111981
Account Value [Line Items]
Line Graph and Table Measure Name				Catalyst/Lyons Tactical Allocation Fund
Account Value		9,428	16,430	$ 9,428	14,849	14,299	17,725	12,443	12,354	13,243	11,319	9,772	9,875
C000111982
Account Value [Line Items]
Line Graph and Table Measure Name				Catalyst/Lyons Tactical Allocation Fund
Account Value		$ 10,000	16,158	$ 10,000	14,714	14,279	17,834	12,607	12,611	13,624	11,734	10,204	10,393
C000142553
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst/Lyons Tactical Allocation Fund
Account Value		$ 10,000	17,867	$ 10,000	16,103	15,476	19,141	13,398	13,263	14,189	12,099	10,418	10,501
C000102760
Account Value [Line Items]
Line Graph and Table Measure Name				Catalyst/MAP Global Equity Fund
Account Value		9,425	16,624	$ 9,425	15,217	14,135	15,266	11,645	12,495	11,856	10,927	9,203	9,087
C000102761
Account Value [Line Items]
Line Graph and Table Measure Name				Catalyst/MAP Global Equity Fund
Account Value		$ 10,000	16,343	$ 10,000	15,076	14,117	15,356	11,796	12,758	12,199	11,324	9,622	9,571
C000142550
Account Value [Line Items]
Line Graph and Table Measure Name		Catalyst/MAP Global Equity Fund
Account Value		$ 10,000	18,096	$ 10,000	16,521	15,310	16,490	12,548	13,433	12,709	11,675	9,818	9,667
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		10,000	33,521	$ 10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	$ 10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	$ 10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		31,302		25,131	21,014	23,509	16,698	15,532	14,067	12,299	10,432	10,031
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		31,302		25,131	21,014	23,509	16,698	15,532	14,067	12,299	10,432	10,031
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		31,302		25,131	21,014	23,509	16,698	15,532	14,067	12,299	10,432	10,031
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		10,000	33,521	$ 10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	$ 10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	$ 10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		10,000	33,521	$ 10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	$ 10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	$ 10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Gross (USD)
Account Value		10,000	23,646	$ 10,000	19,717	16,833	19,890	14,220	13,854	13,030	11,706	9,802	10,123
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Gross (USD)
Account Value		$ 10,000	23,646	$ 10,000	19,717	16,833	19,890	14,220	13,854	13,030	11,706	9,802	10,123
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Gross (USD)
Account Value		$ 10,000	23,646	$ 10,000	19,717	16,833	19,890	14,220	13,854	13,030	11,706	9,802	10,123
Solactive MLP Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive MLP Infrastructure Index
Account Value	$ 10,000		9,969		7,943	6,268	6,174	3,939	7,088	6,939	7,773	7,825	9,007
Solactive MLP Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive MLP Infrastructure Index
Account Value	$ 10,000		9,969		7,943	6,268	6,174	3,939	7,088	6,939	7,773	7,825	9,007
Solactive MLP Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive MLP Infrastructure Index
Account Value	$ 10,000		9,969		7,943	6,268	6,174	3,939	7,088	6,939	7,773	7,825	9,007
Lipper Flexible Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Lipper Flexible Portfolio Index
Account Value		10,000	17,673	$ 10,000	15,853	14,565	16,848	13,017	12,589	11,888	11,125	9,871	9,941
Lipper Flexible Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Lipper Flexible Portfolio Index
Account Value		$ 10,000	17,673	$ 10,000	15,853	14,565	16,848	13,017	12,589	11,888	11,125	9,871	9,941
Lipper Flexible Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Flexible Portfolio Index
Account Value		$ 10,000	17,673	$ 10,000	15,853	14,565	16,848	13,017	12,589	11,888	11,125	9,871	9,941
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI VALUE Gross (USD)
Account Value		10,000	18,182	$ 10,000	15,844	14,296	15,450	11,090	12,482	11,872	11,184	9,333	9,725
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI VALUE Gross (USD)
Account Value		$ 10,000	18,182	$ 10,000	15,844	14,296	15,450	11,090	12,482	11,872	11,184	9,333	9,725
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI VALUE Gross (USD)
Account Value		$ 10,000	$ 18,182	$ 10,000	$ 15,844	$ 14,296	$ 15,450	$ 11,090	$ 12,482	$ 11,872	$ 11,184	$ 9,333	$ 9,725